SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

                                 -----------------

                    Investors Cash Trust -- Treasury Portfolio
                                Investment Class



The following information revises similar disclosure in the currently effective prospectus for the above-noted fund's Investment Class shares.

--------------------------------------------------------------------------------
                                                                 Investment

                                               ticker symbol     ITVXX
                                                 fund number     354

  Treasury Portfolio
--------------------------------------------------------------------------------














               Please Retain This Supplement for Future Reference








                                                                     [Logo]DWS
                                                                       SCUDDER
September 17, 2007                                         Deutsche Bank Group